Cover	Feb. 01, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2022
Entity File Number	001-39588
Entity Registrant Name	Vy Global Growth
Entity Central Index Key	0001822877
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 4, Willow House
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9010
City Area Code	971
Local Phone Number	427 01 400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fifth of one Warrant to acquire one Class A ordinary share [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-fifth of one Warrant to acquire one Class A Ordinary Share
Trading Symbol	VYGG.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	VYGG
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole Warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	VYGG.W
Security Exchange Name	NYSE